UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2005

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     ASA (Bermuda) Limited
Address:  11 Summer Street, 4th Floor, Buffalo, NY 14209-2256


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager

Name:   Robert J.A. Irwin
Title:  Chairman, President & Treasurer
Phone:  716-883-2428


Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin         Buffalo, NY 14209-2256           January 20,  2006
---------------------         ----------------------         -------------------
        [Signature]               [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $152,793 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                      TITLE                      VALUE     SHARES/   SH/   PUT/   INVESTMENT    OTHER     --------------------------
NAME OF ISSUER        OF CLASS         CUSIP    (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
--------------        --------       ---------  --------  ---------  ---   ----   ----------  ---------     ----    ------   ----
Barrick Gold          Common Stock   067901108  20,345    730,000    SH           Sole                      730,000
   Corporation

Compania de Minas     Sponsored ADR  204448104  25,470    900,000    SH           Sole                      900,000
   Buenaventura

Goldcorp              Common Stock   380956409  13,368    600,000    SH           Sole                      600,000
   Incorporated

Harmony Gold          Sponsored ADR  413216300  28,272  2,166,400    SH           Sole                    2,166,400
   Mining Company
      Limited

 Meridian Gold        Common Stock   589975101  13,122    600,000    SH           Sole                      600,000
   Incorporated

Newmont Mining        Common Stock   651639106  27,788    520,368    SH           Sole                      520,368
   Corporation

Placer Dome,          Common Stock   725906101  24,428   1,065,312   SH           Sole                    1,065,312
   Incorporated